Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Trade Receivables, Net
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$77,055,280	$91,304,934	$3,251,600
Less: Allowance for impairment loss	136,497	97,358	3,467
	76,918,783	91,207,576	3,248,133
At FVTOCI	2,029,690	626,413	22,308

	$78,948,473	$91,833,989	$3,270,441

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$70,042,018	$6,111,309	$695,384	$153,458	$53,111	$77,055,280
Loss allowance (Lifetime ECLs)	(12,379)	(841)	(26,587)	(53,629)	(43,061)	(136,497)

	$70,029,639	$6,110,468	$668,797	$99,829	$10,050	$76,918,783
December 31, 2020

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$86,820,792	$3,823,249	$557,487	$92,873	$10,533	$91,304,934
Loss allowance (Lifetime ECLs)	(18,911)	(2,053)	(20,629)	(45,232)	(10,533)	(97,358)

	$86,801,881	$3,821,196	$536,858	$47,641	$-	$91,207,576

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$3,091,908	$136,156	$19,854	$3,307	$375	$3,251,600
Loss allowance (Lifetime ECLs)	(673)	(73)	(735)	(1,611)	(375)	(3,467)

	$3,091,235	$136,083	$19,119	$1,696	$-	$3,248,133

The movements of the loss allowance of trade receivables for the years ended were as follows:

	December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$64,901	$155,389	$136,497	$4,861
Net remeasurement of loss allowance	150,128	(38,277)	(55,742)	(1,985)
Reclassification	-	(5,877)	(6,970)	(248)
Acquisition through business combinations	3,482	25,553	32,460	1,156
Amounts written off	(60,109)	-	(3,944)	(141)
Effects of foreign currency exchange differences	(3,013)	(291)	(4,943)	(176)

Balance at December 31	$155,389	$136,497	$97,358	$3,467

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	-	0%	1%	-

Gross carrying amount	$2,029,324	$-	$207	$160	$-	$2,029,691
Loss allowance (Lifetime ECLs)	-	-	-	(1)	-	(1)

	$2,029,324	$-	$207	$159	$-	$2,029,690

December 31, 2020

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	-	-

Gross carrying amount	$613,968	$9,874	$2,571	$-	$-	$626,413
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$613,968	$9,874	$2,571	$-	$-	$626,413

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	-	-

Gross carrying amount	$21,864	$352	$92	$-	$-	$22,308
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$21,864	$352	$92	$-	$-	$22,308

Disclosure of transferred financial assets that are not derecognised in their entirety
The followings were the Group’s outstanding trade receivables transferred but not yet due were as follows:

Counterparties	Receivables Factoring Proceeds		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Interest Rates on Advances Received

December 31, 2019

First Commercial Bank	NT$	7,567	NT$	-	NT$	-	NT$	7,567	2.2%

December 31, 2020

BNP Paribas	EUR	16,691	EUR	15,315	EUR	14,481	EUR	1,376	0.80%
HSBC	EUR	6,773	EUR	6,456	EUR	5,779	EUR	317	1.45%
Citibank Taiwan Ltd.	US$	94,471	US$	-	US$	-	US$	94,471	0.84%-0.95%
Standard Chartered Bank	US$	53,800	US$	-	US$	-	US$	53,800	0.91%
First Commercial Bank	NT$	6,879	NT$	-	NT$	-	NT$	6,879	1.95%

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks. As of December 31, 2020, the Group issued promissory notes with aggregate amounts of US$2,000 thousand to Citibank Taiwan Ltd. to compensate losses from commercial disputes. In 2020, the Group did not have material commercial dispute in the past and expected to have no material commercial dispute in the foreseeable future.